Share Based Payments (Details Textual)	9 Months Ended			12 Months Ended
	Sep. 30, 2018 CHF (SFr) Share	Sep. 30, 2018 $ / shares	Sep. 30, 2017 CHF (SFr)	Dec. 31, 2017 Share	Dec. 31, 2016 Share	Dec. 31, 2015 Share	Dec. 31, 2014 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	371,893			1,918,100	555,660
Share based compensation net loss | SFr	SFr 123,425
Exercise price of options | $ / shares		$ 1.579
Stock Option Plan A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Stock Option Plan C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Stock Option Plan B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)						0
Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)				1,918,100	555,660
Period preceding the date of grant for the Board of Directors to define the exercise price				30 days
Options | Stock Option Plan A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Options | Stock Option Plan C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Restricted shares | Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)					0	25,813	0
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation net loss | SFr	SFr 108,399		SFr 259,561